UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 420 Lexington Avenue
         Suite 1740
         New York, NY  10170

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Einhorn
Title:     President
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     David Einhorn     New York, NY     May 17, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $1,103,506 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MEDICAL OPTICS INC    COM              00763M108    68542  2809100 SH       Sole                  2809100
ALLSTREAM INC                  CL B LT VTG SH   02004c204   106218  1890000 SH       Sole                  1890000
AMERICAN HOME MTG INVT CORP    COM              02660R107    12583   436900 SH       Sole                   436900
ATARI INC                      COM              04651m105    11884  3485000 SH       Sole                  3485000
BEAZER HOMES USA INC           COM              07556q105    42364   400000 SH       Sole                   400000
BIOVERIS CORP                  COM              090676107     3998   337400 SH       Sole                   337400
CIRCUIT CITY STORE INC         COM              172737108    56500  5000000 SH       Sole                  5000000
COUNTRYWIDE FINANCIAL CORP     COM              222372104    59730   622834 SH       Sole                   622834
DEUTSCHE BANK AG NAMEN         ORD              D18190898    16696   200000 SH       Sole                   200000
FEDERAL HOME LN MTG CORP       CALL             313400901     4803   425000 SH       Sole                   425000
FOOT LOCKER INC                COM              344849104     4208   163100 SH       Sole                   163100
IDT CORP                       CL B             448947309    77896  3865800 SH       Sole                  3865800
KMART HLDG CORPORATION         COM              498780105     3223    77697 SH       Sole                    77697
M D C HLDGS INC                COM              552676108   194655  2764991 SH       Sole                  2764991
MBIA INC                       PUT              55262C950      483   375700 SH       Sole                   375700
MERCER INTL INC                SH BEN INT       588056101    24375  2565830 SH       Sole                  2565830
MI DEVS INC                    CL A SUB VTG     55304x104   131600  4700000 SH       Sole                  4700000
NEW CENTURY FINANCIAL CORP     COM              64352d101   121480  2501650 SH       Sole                  2501650
NORTH AMERN SCIENTIFIC INC     COM              65715d100     4981   498100 SH       Sole                   498100
PATINA OIL & GAS CORP          COM              703224105   107197  4083712 SH       Sole                  4083712
WASHINGTON GROUP INTL INC      COM NEW          938862208    19795   540097 SH       Sole                   540097
WELLCHOICE INC                 COM              949475107    18609   504300 SH       Sole                   504300
YUM BRANDS INC                 COM              988498101    11686   307600 SH       Sole                   307600